Cover	12 Months Ended
Mar. 31, 2019 shares
Statement Line Items [Line Items]
Document Type	20-F
Amendment Flag	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2019
Current Fiscal Year End Date	--03-31
Entity File Number	001-36176
Entity Registrant Name	Eros International PLC
Entity Central Index Key	0001532981
Entity Incorporation, State or Country Code	Y8
Title of 12(b) Security	A ordinary share, par value GBP 0.30 per share
Trading Symbol	EROS
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false
Entity Shell Company	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
'A' Ordinary Shares
Statement Line Items [Line Items]
Entity Common Stock, Shares Outstanding	67,291,738
"B" Ordinary Shares
Statement Line Items [Line Items]
Entity Common Stock, Shares Outstanding	8,212,715